Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - Common stock - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Number of shares authorised (in shares)	150,000,000	150,000,000
Number of shares outstanding (in shares)	59,415,013	58,369,516
Number of shares issued (in shares)	59,415,013	58,369,516